OLD WESTBURY FUNDS, INC.
Old Westbury Global Opportunities Fund

(the “Fund”)

Supplement Dated November 7, 2013 to the

Prospectus dated March 1, 2013, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2013, as supplemented.

IMPORTANT NOTICE REGARDING NEW INVESTMENT SUB-ADVISER

At a meeting held on October 22-23, 2013, the Board of Directors approved the appointment of Muzinich & Co., Inc. as a sub-adviser to the Fund.

Accordingly, effective immediately:

•	The following paragraph is added after the fifth paragraph under the heading “Management of the Fund - Portfolio Managers and Sub-Advisers” on page 17:

Muzinich & Co., Inc. (“Muzinich”) is responsible for the day-to-day management of a portion of the Fund’s portfolio subject to the oversight of the Adviser. Messrs. McEachern, Hyland and Samson have been the portfolio managers of Muzinich’s portion of the Fund since October 24, 2013. Mr. McEachern joined Muzinich in 2012. Mr. Hyland joined Muzinich in 2013. Mr. Samson joined Muzinich in 2004.

•	The following paragraph is added after the eighth paragraph under the section entitled “WHO MANAGES THE FUNDS? - Sub-Advisers” on page 40:

Muzinich & Co., Inc. (“Muzinich”), located at 450 Park Avenue, New York, NY 10022, is responsible for the day-to-day management of a portion of the Global Opportunities Fund’s portfolio subject to the oversight of the Adviser. As of September 30, 2013, worldwide assets under management totaled approximately $26.8 billion. Muzinich’s fee is based on the assets that Muzinich is responsible for managing. The fee Muzinich receives, which is paid by the Adviser from the fee it receives, is included in the advisory fee rate set forth above.

•	The following paragraph is added after the tenth paragraph under the section entitled “WHO MANAGES THE FUNDS? - Sub-Advisers – Portfolio Managers - Global Opportunities Fund” on page 44:

Mr. Michael McEachern is a portfolio manager of Muzinich’s portion of the Fund. He joined Muzinich in 2012. Prior to that, he served as the President and Head of the High Yield Division at Seix Advisors, Inc. from 1997 to 2011.

Mr. Warren Hyland is a portfolio manager of Muzinich’s portion of the Fund. He joined Muzinich in 2013. Prior to that, he served as a Senior Portfolio Manager for Global Emerging Markets at Schroders.

Mr. Thomas Samson is a portfolio manager of Muzinich’s portion of the Fund. He joined Muzinich in 2004. Prior to that, he was an investment analyst at Trafalgar where he developed valuation models for high-yield debt and formulated investment recommendations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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OLD WESTBURY FUNDS, INC.
Old Westbury Global Opportunities Fund

(the “Fund”)

Supplement Dated November 7, 2013 to the

Statement of Additional Information (“SAI”) dated March 1, 2013, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2013, as supplemented.

IMPORTANT NOTICE REGARDING NEW INVESTMENT SUB-ADVISER

At a meeting held on October 22-23, 2013, the Board of Directors approved the appointment of Muzinich & Co., Inc. as a sub-adviser to the Fund.

Accordingly, effective immediately:

•	The following information is inserted as a separate paragraph after the last paragraph under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS” on page 44:

The Adviser has also retained Muzinich & Co., Inc. (“Muzinich”) as a sub-adviser to the Global Opportunities Fund pursuant to a sub-advisory agreement between the Adviser and Muzinich, agreed to and accepted by the Corporation (the “Muzinich Sub-Advisory Contract”). Pursuant to the Muzinich Sub-Advisory Contract, Muzinich will, subject to the supervision of the Adviser and the Board and in accordance with the investment objective and policies of the Fund and applicable laws and regulations, make investment decisions with respect to the purchases and sales of portfolio securities and other assets for a designated portion of the Fund’s assets. Under the Muzinich Sub-Advisory Contract, the Adviser pays Muzinich from the advisory fees it receives from the Global Opportunities Fund. Muzinich is owned by George Muzinich, Chairman & CEO, and Justin Muzinich, President, as well as Muzinich family trusts.

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS - Additional Portfolio Manager Information”:

o	The paragraph under the heading “Other Accounts Managed by Portfolio Managers” on page 44 is deleted in its entirety and replaced with the following:

The following tables show the number and assets of other funds and investment accounts (or portions of investment accounts) that each Fund’s portfolio manager(s) managed as of each Fund’s fiscal year-end, and separately the same information but only for those funds and accounts whose investment advisory fee is based on performance. Information for BIM, Champlain, Dimensional, Franklin, SCM, BlackRock, Mondrian, Oldfield, Sands and Muzinich is provided as of December 31, 2012, unless otherwise noted.

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o	The table under the heading “Other Accounts Managed by Portfolio Managers” on page 44 is modified by adding the following:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Muzinich[1]
Michael McEachern	1	$10,612,162	0	$0	0	$0
Warren Hyland	0	$0	2	$54,542,551	0	$0
Thomas Samson	0	$0	11	$5,278,599,775	6	$292,648,736

1 Information provided as of September 30, 2013.

o	The table under the heading “Other Accounts Managed by Portfolio Managers - Accounts and Assets for which an Investment Advisory Fee is Based on Performance” on page 45 is modified by adding the following:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Muzinich[3]
Michael McEachern	0	$0	0	$0	0	$0
Warren Hyland	0	$0	0	$0	0	$0
Thomas Samson	0	$0	2	$970,792,843	0	$0

3 Information provided as of September 30, 2013.

o	The paragraph under the heading “Ownership of Securities” on page 46 is deleted in its entirety and replaced with the following:

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Exchange Act) by the portfolio managers listed above as of each Fund’s most recent fiscal year ended October 31, 2012, unless otherwise noted:

o	The table under the heading “Ownership of Securities” on page 47 is modified by adding the following:
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	Large Cap Core Fund	Large Cap Strategies Fund	Fixed Income Fund	Municipal Bond Fund	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund
Muzinich[4]
Michael McEachern	None	None	None	None	None	None	None
Warren Hyland	None	None	None	None	None	None	None
Thomas Samson	None	None	None	None	None	None	None

4 Information provided as of September 30, 2013.

o	The following information is added at the end of the section entitled “Compensation of Portfolio Managers” on page 52:

Muzinich. Investment team members are evaluated on portfolio performance vs. benchmarks and peers, research recommendations, client communications and their contribution to the overall success of the firm. The firm provides above-average base salaries that are augmented through a profit sharing and bonus system, the relative weighting of which varies each year dependent on the Firm’s profits and an individual’s performance. On average, bonuses comprise 50-75% of total compensation for investment professionals.

For key employees, Muzinich has instituted a restricted stock program so that employees may share in the growth of the firm. Firm stock can only be sold back to the firm, and not outside parties, based on a formulaic calculation of the business’s intrinsic profitability.

o	The following information is added at the end of the section entitled “Potential Conflicts of Interests” on page 58:

Muzinich. Each of Muzinich’s portfolio managers may also manage mutual funds other than the Global Opportunities Fund and multiple institutional separate accounts. Some of the other mutual funds and separate accounts may be managed similarly to the Fund, except to the extent required by differences in cash flow, investment policy or law. The side-by-side management of the Fund and the other accounts presents a variety of potential conflicts of interest. For example, a portfolio manager may purchase or sell securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio managers may also want to buy the same security for one or more of the portfolios that they manage. In some cases, there may not be sufficient amounts of the securities available to cover the needs of all the portfolios managed by Muzinich. Muzinich endeavors to treat all clients fairly and provide high quality investment services. As a result, Muzinich has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures which it believes address the conflicts associated with managing multiple accounts of different types with similar and dissimilar investment objectives and

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guidelines. Muzinich generally utilizes a pro-rata allocation methodology which considers available cash and individual account investment guidelines for the purchase and sale of securities common to more than one portfolio, although other methodologies Muzinich deems fair, such a rotational methodology, may be used.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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